Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Two Roads Shared Trust
Entity Central Index Key	0001552947
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000233407
Shareholder Report [Line Items]
Trading Symbol	CGV
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Conductor Global Equity Value ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://conductoretfs.com/resources/. You can also request this information by contacting us at 1-615-200-0057.
Additional Information Phone Number	1-615-200-0057
Additional Information Website	https://conductoretfs.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conductor Global Equity Value ETF	$68	1.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.25% [1]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 Years	10 Years
Conductor Global Equity Value ETF	18.87%	35.80%	7.92%	8.06%
MSCI All Country World SMID Value Index	12.16%	29.25%	7.58%	8.73%
MSCI ACWI Index	7.75%	31.00%	10.68%	12.25%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-615-200-0057.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 141,762,862
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 602,495
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$141,762,862
Number of Portfolio Holdings	76
Advisory Fee (net of waivers)	$602,495
Portfolio Turnover	38%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.8%
Communications	2.2%
Real Estate	2.2%
Utilities	2.4%
Financials	4.8%
Health Care	5.1%
Consumer Discretionary	6.7%
Technology	10.0%
Energy	11.8%
Consumer Staples	14.8%
Industrials	17.2%
Materials	20.0%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Kandenko Company Ltd.	3.1%
DPM Metals, Inc.	2.6%
Anritsu Corporation	2.3%
Torex Gold Resources, Inc.	2.2%
LG Innotek Company Ltd.	2.2%
Perseus Mining Ltd.	2.1%
First Resources Ltd.	1.9%
Ono Pharmaceutical Company Ltd.	1.9%
Soulbrain Company Ltd.	1.9%
Valterra Platinum Limited	1.8%

[1]	Annualized